Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Taxes [Line Items]
Tax benefit rate	9.15%	51.92%	3.65%
Reduced income tax rate	15.00%
Income (loss) before taxes (in Dollars)	$ (56,079,737)	$ 3,472,671	$ (13,338,534)
Net operating loss (in Dollars)	800,000
Valuation allowances (in Dollars)	$ 16,875,904	$ 13,400,638
Corporate income tax percentage	25.00%	25.00%	25.00%
Corporation Income Tax [Member]
Taxes [Line Items]
Tax benefit rate	25.00%
Income tax rate	12.00%
PRC [Member]
Taxes [Line Items]
Income tax rate	25.00%	25.00%	25.00%
Canada [Member]
Taxes [Line Items]
Net operating loss (in Dollars)	$ 10,200,000
PRC [Member]
Taxes [Line Items]
Net operating loss (in Dollars)		$ 9,400,000
Hong Kong [Member]
Taxes [Line Items]
Net operating loss (in Dollars)			$ 8,500,000
Kandi BVI [Member]
Taxes [Line Items]
U.S. federal income tax	80.00%
High and New Technology Enterprise [Member]
Taxes [Line Items]
Net operating loss (in Dollars)	$ 9,400,000
Kandi Canada [Member]
Taxes [Line Items]
Income tax rate	15.00%
Research and Development Expense [Member]
Taxes [Line Items]
Research and development tax credits	25.00%
Hainan Kandi Holding [Member]
Taxes [Line Items]
Reduced income tax rate	15.00%
Subsidiaries [Member]
Taxes [Line Items]
Applicable corporate income tax rate	25.00%
PRC [Member]
Taxes [Line Items]
Net operating loss carried forward term	5 years
PRC [Member] | HNTE [Member]
Taxes [Line Items]
Net operating loss carried forward term	10 years